Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2015 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$86,737	-	$86,737	-
State and political subdivisions	1,290	-	1,290	-
Mortgage backed securities and collateralized mortgage obligations - residential	411,729	-	411,729	-
Small Business Administration- guaranteed participation securities	90,416	-	90,416	-
Mortgage backed securities and collateralized mortgage obligations - commercial	10,180	-	10,180	-
Other	685	35	650	-
Total securities available for sale	$601,037	$35	$601,002	$-

	Fair Value Measurements at December 31, 2014 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$77,800	$-	$77,800	$-
State and political subdivisions	2,271	-	2,271	-
Mortgage backed securities and collateralized mortgage obligations - residential	483,560	-	483,560	-
Corporate bonds	1,500	-	1,500	-
Small Business Administration- guaranteed participation securities	100,496	-	100,496	-
Mortgage backed securities and collateralized mortgage obligations - commercial	10,447	-	10,447	-
Other	685	35	650	-
Total securities available for sale	$676,759	$35	$676,724	$-

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2015 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)

Other real estate owned	$6,455	$-	$-	$6,455
Impaired loans:
Commercial real estate	878	-	-	878
Real estate mortgage - 1 to 4 family:
First mortgages	2,601	-	-	2,601
Home Equity Loans	53	-	-	53
Home equity lines of credit	455	-	-	455

	Fair Value Measurements at December 31, 2014 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)

Other real estate owned	$6,441	$-	$-	$6,441
Impaired loans:
Commercial real estate	206	-	-	206
Real estate mortgage - 1 to 4 family:
First mortgages	2,627	-	-	2,627
Home equity lines of credit	810	-	-	810

Carrying amounts and estimated fair values of financial instruments
In accordance with ASC 825, Financial Instruments, the carrying amounts and estimated fair values of financial instruments, at December 31, 2015 and 2014 are as follows:

	Carrying	Fair Value Measurements at December 31, 2015 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$718,156	718,156	-	-	718,156
Securities available for sale	601,037	35	601,002	-	601,037
Held to maturity securities	56,465	-	59,439	-	59,439
Federal Reserve Bank and Federal Home Loan Bank stock	9,480	N/A	N/A	N/A	N/A
Net loans	3,248,542	-	-	3,279,167	3,279,167
Accrued interest receivable	10,262	80	2,370	7,812	10,262
Financial liabilities:
Demand deposits	365,081	365,081	-	-	365,081
Interest bearing deposits	3,735,297	2,627,367	1,111,240	-	3,738,607
Short-term borrowings	191,226	-	191,226	-	191,226
Accrued interest payable	501	74	427	-	501

	Carrying	Fair Value Measurements at December 31, 2014 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$671,448	671,448	-	-	671,448
Securities available for sale	676,759	35	676,724	-	676,759
Held to maturity securities	70,946	-	75,342	-	75,342
Federal Reserve Bank and Federal Home Loan Bank stock	9,228	N/A	N/A	N/A	N/A
Net loans	3,112,005	-	-	3,171,005	3,171,005
Accrued interest receivable	10,800	30	2,694	8,076	10,800
Financial liabilities:
Demand deposits	331,425	331,425	-	-	331,425
Interest bearing deposits	3,700,816	2,537,583	1,163,245	-	3,700,828
Short-term borrowings	189,116	-	189,116	-	189,116
Accrued interest payable	548	100	448	-	548